ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Supplement dated July 26, 2013,

 to the Prospectus dated April 29, 2013

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.	Effective as of June 11, 2013, all references to Mark Laskin are deleted as a portfolio manager for the AZL® Invesco Equity and Income Fund and the AZL® Invesco Growth and Income Fund.

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2.
Effective as of June 14, 2013, all references to Lori Ensinger are deleted as a portfolio manager for the AZL®  Columbia Mid Cap Value Fund; and effective as of July 1, 2013, Diane Sobin, Portfolio Manager, is added as a portfolio manager to the AZL® Columbia Mid Cap Value Fund.

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The third paragraph under the “Management” section for the AZL Columbia Mid Cap Value Fund on page 12 is deleted and replaced with the following paragraph:

The Fund’s portfolio managers are:  David I. Hoffman, Portfolio Manager, since November 2008; and Diane Sobin, CFA, Portfolio Manager, since July 2013.

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The information regarding the AZL Columbia Mid Cap Value Fund on page 136 is deleted and replaced with the following:

David I. Hoffman joined Columbia Management Investment Advisers, LLC in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2001. Mr. Hoffman began his investment career in 1986 and earned a B.A. from Grinnell College and a Masters from Columbia University.

Diane Sobin joined Threadneedle Investments, a wholly owned subsidiary of Ameriprise Financial, in 2011 as a portfolio manager. Prior to joining Threadneedle Investments, Ms. Sobin worked as an investment professional for Columbia Management Investment Advisers, LLC, a wholly owned subsidiary of Ameriprise Financial, and previously for Columbia Management Group where she served as a co-manager for the Fund during her time with Columbia Management Group. Ms. Sobin began her investment career in 1983 and earned a B.B.A. from Pace University. Columbia Management Investment Advisers, LLC has entered into a personnel-sharing arrangement with Threadneedle Investments pursuant to which certain employees of Threadneedle Investments, such as Ms. Sobin, serve as “associated persons” of Columbia Management Investment Advisers, LLC.

AZLPRO-001-0413

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Supplement dated July 26, 2013,

to the Statement of Additional Information dated April 29, 2013

This supplement updates certain information contained in the Statement of Additional Information and should be attached to the Statement of Additional Information and retained for future reference.

1.	Effective as of June 11, 2013, all references to Mark Laskin are deleted as a portfolio manager for the AZL® Invesco Equity and Income Fund and the AZL® Invesco Growth and Income Fund.

*   *   *   *   *

2.
Effective as of June 14, 2013, all references to Lori Ensinger are deleted as a portfoilo manager for the AZL® Columbia Mid Cap Value Fund; and effective July 1, 2013, Diane Sobin, Portfolio Manager, is added as a portfolio manager to the AZL® Columbia Mid Cap Value Fund.

*   *   *   *   *

AZLSAI-001-0413